Inventory	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3. Inventory

Inventory consisted of the following:

	December 31,
	2016	2017
Raw materials and work in progress	$114,664	$129,970
Finished goods and merchandise goods	3,862,672	1,386,313
	$3,977,336	$1,516,283

As of December 31, 2016 and 2017, a portion of finished goods and merchandise goods and certain raw materials and work in process inventory were in excess of the Company’s current requirements based on the recent level of sales. The Company recorded inventory write-downs (reversals) of $470,069 and ($117,585) for the years ended December 31, 2016 and 2017, respectively.